As filed with the Securities and Exchange Commission on May 7, 2015
                            File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 1,421	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 1,421	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)
With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On June 5, 2015, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 1,421 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until June 5, 2015, the effectiveness of the registration statement for the iShares MSCI Saudi Arabia Capped ETF (the “Fund”), filed in Post-Effective Amendment No. 1,238 on October 29, 2014, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
1,292	January 9, 2015	February 6, 2015
1,321	February 5, 2015	March 6, 2015
1,355	March 5, 2015	March 13, 2015
1,369	March 12, 2015	April 10, 2015
1,389	April 9 , 2015	May 8, 2015

This Post-Effective Amendment No. 1,421 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1,238.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,421 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 7th day of May, 2015.

iSHARES TRUST

By:
Manish Mehta*
President

Date: May 7, 2015

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,421 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark Wiedman***
Trustee

Date: May 7, 2015

John E. Martinez**
Trustee

Date: May 7, 2015

Cecilia H. Herbert**
Trustee

Date: May 7, 2015

Charles A. Hurty**
Trustee

Date: May 7, 2015

John E. Kerrigan**
Trustee

Date: May 7, 2015

Robert H. Silver**
Trustee

Date: May 7, 2015

Robert S. Kapito***
Trustee

Date: May 7, 2015

Madhav V. Rajan**
Trustee

Date: May 7, 2015

Jane D. Carlin**
Trustee

Date: May 7, 2015

/s/ Jack Gee
Jack Gee
Treasurer

Date: May 7, 2015

*,**, *** By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: May 7, 2015

*	Power of Attorney, dated December 31, 2013, for Manish Mehta is incorporated herein by reference to PEA No. 1,021, filed January 10, 2014.
**
Powers of Attorney, each dated March 25, 2015, for Jane D. Carlin, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, John E. Martinez and Madhav V. Rajan are incorporated herein by reference to PEA No. 1,382, filed March 26, 2015.

***	Powers of Attorney, each dated March 25, 2015, for Mark Wiedman and Robert S. Kapito are incorporated herein by reference to PEA No. 1,417, filed May 4, 2015.